SHARE BASED PAYMENTS, option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Number of options, Outstanding, Beginning balance	4,882,343
Number of options, Granted	9,763,248
Number of options, Forfeited	(480,623)
Number of options, Exercised	0	0
Number of options, Outstanding, Ending balance	14,164,968	4,882,343
Number of options, Vested and expected to vest	14,164,968
Number of options, Exercisable	3,200,000
Weighted average exercise price
Weighted average exercise price, Outstanding, Beginning balance	$ 0.5
Weighted average exercise price, Granted	1.09
Weighted average exercise price, Forfeited	1.37
Weighted average exercise price, Outstanding, Ending balance	0.88	$ 0.5
Weighted average exercise price,Vested and expected	0.88
Weighted average exercise price, Exercisable	0.05
Weightedaverage grantdate fair value
Weightedaverage grantdate fair value, Outstanding, Beginning balance	0.65
Weightedaverage grantdate fair value, Granted	1.58
Weightedaverage grantdate fair value, Forfeited	1.04
Weightedaverage grantdate fair value, Outstanding, Ending balance	1.28	$ 0.65
Weightedaverage grantdate fair value, Vested and expected	1.28
Weightedaverage grantdate fair value, Exercisable	$ 2.28
Weighted average remaining contractual term and aggregate intrinsic value
Weighted average remaining contractual term (Years)	8 years 11 months 5 days	9 years 1 month 24 days
Weighted average remaining contractual term granted (Years)	9 years 3 months 29 days
Weighted average remaining contractual term vested and expected (Years)	8 years 11 months 5 days
Weighted average remaining contractual term Exercisable (Years)	9 years 8 months 9 days
Aggregate intrinsic value, Outstanding, Beginning balance	$ 6,990
Aggregate intrinsic value, Outstanding, Ending balance	38,899	$ 6,990
Aggregate intrinsic value, Vested and Expected	38,899
Aggregate intrinsic value, Exercisable	$ 11,437